RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Summary of Equity Reserves Impacted by Financial Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	$ 880	$ 502	$ (133)
Cash flow hedges
Disclosure of risk management strategy related to hedge accounting [line items]
Beginning balance	36	17
Amount reclassified to profit or loss	(24)	(28)
Foreign currency revaluation of designated borrowings	0	0
Foreign currency revaluation of net foreign operations	0	0
Valuation of investments in equity securities designated FVOCI	0
Tax effect	13	(4)
Other	1	1
Ending balance	(4)	36	17
Cash flow hedges | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	(55)	4
Cash flow hedges | Interest rate swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	(31)	54
Cash flow hedges | Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	56	(8)
Investments in equity securities
Disclosure of risk management strategy related to hedge accounting [line items]
Beginning balance	1	1
Amount reclassified to profit or loss	0	0
Foreign currency revaluation of designated borrowings	0	0
Foreign currency revaluation of net foreign operations	0	0
Valuation of investments in equity securities designated FVOCI	(1)
Tax effect	0	0
Other	0	0
Ending balance	0	1	1
Investments in equity securities | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	0	0
Investments in equity securities | Interest rate swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	0	0
Investments in equity securities | Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	0	0
Foreign currency translation
Disclosure of risk management strategy related to hedge accounting [line items]
Beginning balance	(701)	(845)
Amount reclassified to profit or loss	0	0
Foreign currency revaluation of designated borrowings	105	(77)
Foreign currency revaluation of net foreign operations	(310)	232
Valuation of investments in equity securities designated FVOCI	0
Tax effect	0	0
Other	(9)	(3)
Ending balance	(859)	(701)	$ (845)
Foreign currency translation | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	0	0
Foreign currency translation | Interest rate swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	0	0
Foreign currency translation | Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	$ 56	$ (8)